Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value (in NIS per share)	$ 0.25	$ 0.25	$ 0.25
Ordinary shares, authorized	60,000,000	10,000,000	10,000,000
Ordinary shares, issued	7,300,072	2,813,087	1,200,145
Ordinary shares, outstanding	7,300,072	2,813,087	1,200,145